GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

21.   GOODWILL

	December 31,
	2020	2021
	RMB	RMB

Cost	16,481	16,455
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,620	8,594

21.   GOODWILL (Continued)

Impairment tests for cash-generating units containing goodwill

Goodwill is allocated to the following Group’s cash-generating units:

		December 31,
		2020	2021
	PRINCIPAL ACTIVITIES	RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO")	Production and sale of petrochemical products	2,541	2,541
Sinopec Beijing Yanshan Petrochemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Other units without individually significant goodwill		1,032	1,006
		8,620	8,594

Goodwill represents the excess of the cost of purchase over the fair value of the underlying assets and liabilities. The recoverable amounts of the above cash-generating units are determined based on value in use calculations. These calculations use cash flow projections based on financial budgets approved by management covering a one-year period and pre-tax discount rates primarily ranging from 11.4% to 13.4% and 11.4% to 11.7% for the years ended December 31, 2020 and 2021, respectively. Cash flows beyond the one-year period are maintained constant. Based on the estimated recoverable amount, no major impairment loss was recognized for the year ended December 31, 2021.

Key assumptions used for cash flow forecasts for these entities are the gross margin and sales volume. Management determined the budgeted gross margin based on the gross margin achieved in the period immediately before the budget period and management’s expectation on the future trend of the prices of crude oil and petrochemical products. The sales volume was based on the production capacity and/or the sales volume in the period immediately before the budget period.